NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Schedule of Agreements with SunPower (Details) - Affiliated entity - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Accounts receivable	$ 4,000	$ 32,000
SunPower
Related Party Transaction [Line Items]
Accounts receivable	3,959	31,967
Prepaid expenses and other current assets	13,979	9,665
Other receivables, non-current	1,458	1,458
Accounts payable	2,315	901
Accrued liabilities (Note 6)	8,361	7,942
Charges from product collaboration agreement | SunPower
Related Party Transaction [Line Items]
Expenses	32,887	10,846
Net charges from transition services agreement | SunPower
Related Party Transaction [Line Items]
Expenses	$ 5,217	$ 6,229